Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	20 Months Ended	38 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	78 Months Ended	89 Months Ended	99 Months Ended	104 Months Ended	111 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JNL/AMERICAN FUNDS BALANCED FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%						8.58%								9.14%
JNL/American Funds Bond Fund of America Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%					(0.15%)
JNL/American Funds Capital Income Builder Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%						8.63%			7.77%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%						(2.84%)								0.90%
JNL/American Funds Global Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%						7.84%								11.82%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%						0.15%								6.89%
JNL/American Funds Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.87%						13.03%								17.58%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%						13.48%								13.48%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	26.25%						3.00%								6.58%
JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	27.74%						4.86%								8.80%
JNL/American Funds Washington Mutual Investors Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%						13.43%								11.95%
JNL/MELLON BOND INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%						(0.95%)								1.41%
JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	30.92%						3.38%								7.55%
JNL/MELLON INTERNATIONAL INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%						8.50%								7.85%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%						8.53%								10.13%
JNL/MELLON SMALL CAP INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%						6.74%								9.27%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%						7.24%								9.35%
JNL Conservative Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%						2.57%								4.13%
JNL GROWTH ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%						6.38%								8.47%
JNL Moderate Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%						4.10%								5.68%
JNL MODERATE GROWTH ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%						5.36%								7.22%
JNL/JPMorgan Managed Aggressive Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%						7.60%								10.35%
JNL/JPMorgan Managed Conservative Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%						1.92%								3.83%
JNL/JPMorgan Managed Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%						6.76%								9.47%
JNL/JPMorgan Managed Moderate Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%						3.48%								5.67%
JNL/JPMorgan Managed Moderate Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%						5.13%								7.50%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%						7.52%								10.07%
JNL/American Funds Moderate Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%	9.19%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%						5.73%								8.10%
JNL Growth ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%						7.58%								8.76%
JNL Moderate ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%						4.18%								5.44%
JNL Moderate Growth ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%						5.90%								7.22%
JNL/Vanguard Growth ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%						7.18%				8.13%
JNL/Vanguard Moderate ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%						3.80%				4.97%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%						5.56%				6.59%
JNL Multi-Manager Alternative Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%						4.22%								4.14%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.27%						1.67%								5.73%
JNL Multi-Manager Floating Rate Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%						4.67%								4.29%
JNL Multi-Manager International Small Cap Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.49%						5.35%			8.49%
JNL MULTI-MANAGER MID CAP FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%						4.90%						8.80%
JNL Multi-Manager Small Cap Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%						(1.29%)								9.41%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%						8.00%								8.59%
JNL Multi-Manager U.S. Select Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%			22.42%
JNL/AB Sustainable Global Thematic Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%				5.40%
JNL/AQR Large Cap Defensive Style Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.05%						9.96%		10.54%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.76%						6.07%								7.47%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%						13.60%								8.69%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%						10.41%								15.18%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	43.10%						14.12%								9.96%
JNL/ClearBridge Large Cap Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%						10.46%				14.48%
JNL/Cohen & Steers U.S. Realty Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%						4.73%			4.87%
JNL/DFA International Core Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	35.29%						9.74%		9.82%
JNL/DFA U.S. CORE EQUITY FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%						12.66%								13.16%
JNL/DFA U.S. Small Cap Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%						8.45%								9.52%
JNL/DoubleLine Core Fixed Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%						0.07%								2.05%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%						1.66%							3.25%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%						8.23%								12.17%
JNL/DoubleLine Total Return Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%						0.09%								1.65%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%						0.06%								2.09%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.55%						6.72%								6.96%
JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%						7.17%								7.11%
JNL/GOLDMAN SACHS 4 FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.69%						13.95%								11.59%
JNL/GQG Emerging Markets Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%						2.64%				6.18%
JNL/Invesco Diversified Dividend Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%						10.39%				8.46%
JNL/INVESCO GLOBAL GROWTH FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%						7.06%								10.84%
JNL/INVESCO SMALL CAP GROWTH FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%						(0.73%)								9.05%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%						4.35%								5.99%
JNL/JPMorgan Hedged Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%						8.58%			8.74%
JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%						4.23%								12.15%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	10.01%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%						(0.59%)								1.45%
JNL/JPMORGAN U.S. VALUE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%						11.97%								9.01%
JNL/Lazard International Quality Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%						2.86%								5.66%
JNL/Loomis Sayles Global Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%						8.85%			12.47%
JNL/Lord Abbett Short Duration Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%						2.25%	2.77%
JNL/Mellon Communication Services Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	32.98%						13.91%								13.85%
JNL/Mellon Consumer Discretionary Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%						7.35%								13.03%
JNL/Mellon Consumer Staples Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%						5.45%				7.03%
JNL/Mellon Dow Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%						10.85%								12.41%
JNL/Mellon Energy Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%						22.78%								7.04%
JNL/Mellon Financial Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%						14.52%								12.35%
JNL/Mellon Healthcare Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%						6.09%								9.03%
JNL/Mellon Industrials Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%						12.62%				11.40%
JNL/Mellon Information Technology Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.73%						18.54%								22.65%
JNL/Mellon Materials Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%						7.63%				7.59%
JNL/Mellon Nasdaq 100 Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.28%						14.58%								19.09%
JNL/Mellon Real Estate Sector Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%						4.18%				4.52%
JNL/MELLON S&P 500 INDEX FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%						13.86%								14.24%
JNL/Mellon U.S. Stock Market Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%						12.68%				13.59%
JNL/MELLON UTILITIES SECTOR FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.65%						10.13%								10.42%
JNL/Mellon World Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%						11.80%								11.75%
JNL/MFS MID CAP VALUE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%						10.00%								9.52%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%					7.38%
JNL/Morningstar SMID Moat Focus Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		8.30%
JNL/Morningstar U.S. Sustainability Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%						12.44%					13.74%
JNL/Morningstar Wide Moat Index Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%						11.88%			13.21%
JNL/Neuberger Berman Commodity Strategy Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%						13.19%								7.89%
JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	62.62%				22.79%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%						3.00%								4.09%
JNL/Newton Equity Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.97%						16.19%								13.21%
JNL/PIMCO Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%						3.40%				3.66%
JNL/PIMCO Investment Grade Credit Bond Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%						(0.31%)								3.28%
JNL/PIMCO REAL RETURN FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%						1.24%								3.14%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%						4.27%								5.89%
JNL/PPM America Investment Grade Credit Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%		6.76%
JNL/PPM AMERICA TOTAL RETURN FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%						(0.26%)								2.65%
JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%						9.19%								6.85%
JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%						12.43%								10.83%
JNL/T. ROWE PRICE BALANCED FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%						7.06%								7.94%
JNL/T. Rowe Price Capital Appreciation Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%						9.00%								10.79%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%	11.24%
JNL/T. Rowe Price Growth Stock Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%						9.19%								14.06%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%						3.52%								9.54%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%						1.91%								2.12%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%						3.36%							3.95%
JNL/T. ROWE PRICE VALUE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%						10.54%								10.56%
JNL/WCM China Quality Growth Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%				1.23%
JNL/WCM Focused International Equity Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.41%						4.80%								10.63%
JNL/Westchester Capital Event Driven Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%						3.59%								4.88%
JNL/William Blair International Leaders Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.50%						1.90%								5.17%
JNL/WMC BALANCED FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%						8.90%								9.27%
JNL/WMC Equity Income Fund (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.72%						12.08%				10.25%
JNL/WMC GLOBAL REAL ESTATE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%						3.00%								2.80%
JNL/WMC VALUE FUND (A)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%						10.91%								9.80%
JNL/AMERICAN FUNDS BALANCED FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%						8.91%								9.45%
JNL/American Funds Bond Fund of America Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%					0.15%
JNL/American Funds Capital Income Builder Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%						8.95%			8.10%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%						(2.54%)								1.19%
JNL/American Funds Global Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%						8.16%				11.69%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%						0.44%								7.19%
JNL/American Funds Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%						13.36%				18.15%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.99%						13.82%								13.80%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%						3.30%								6.89%
JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%						5.19%								9.11%
JNL/American Funds Washington Mutual Investors Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%						13.77%								12.27%
JNL/MELLON BOND INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%						(0.63%)								1.70%
JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%						3.75%								7.89%
JNL/MELLON INTERNATIONAL INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.86%						8.83%								8.17%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%						8.87%								10.44%
JNL/MELLON SMALL CAP INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%						7.06%								9.58%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%						7.56%				8.74%
JNL Conservative Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%						2.88%				3.99%
JNL GROWTH ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%						6.71%				7.98%
JNL Moderate Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%						4.42%				5.57%
JNL MODERATE GROWTH ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%						5.68%				6.85%
JNL/JPMorgan Managed Aggressive Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%						7.93%				10.14%
JNL/JPMorgan Managed Conservative Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%						2.24%				3.64%
JNL/JPMorgan Managed Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%						7.09%				9.26%
JNL/JPMorgan Managed Moderate Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%						3.79%				5.47%
JNL/JPMorgan Managed Moderate Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%						5.44%				7.28%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.86%						7.84%				9.75%
JNL/American Funds Moderate Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	9.52%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.63%						6.04%				7.79%
JNL Growth ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%						7.91%				8.37%
JNL Moderate ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%						4.50%				5.30%
JNL Moderate Growth ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%						6.22%				6.93%
JNL/Vanguard Growth ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%						7.63%				8.59%
JNL/Vanguard Moderate ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%						4.26%				5.42%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%						6.02%				7.05%
JNL Bond Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%					0.02%
JNL Emerging Markets Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.66%					3.07%
JNL International Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	32.13%					7.93%
JNL Mid Cap Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%					5.59%
JNL Small Cap Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%					3.45%
JNL Multi-Manager Alternative Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%						4.52%				4.48%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.59%						1.97%								6.02%
JNL Multi-Manager Floating Rate Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%						4.99%				4.13%
JNL Multi-Manager International Small Cap Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%						5.66%			8.82%
JNL MULTI-MANAGER MID CAP FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%						5.21%				8.24%
JNL Multi-Manager Small Cap Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%						(0.99%)								9.71%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%						8.32%								8.90%
JNL Multi-Manager U.S. Select Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%			22.83%
JNL S&P 500 Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%						14.31%				14.66%
JNL/AB Sustainable Global Thematic Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%				5.73%
JNL/AQR Large Cap Defensive Style Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%						10.30%		10.88%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.08%						6.39%								7.77%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	30.19%						13.95%								9.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%						10.74%								15.51%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	43.44%						14.46%								10.26%
JNL/ClearBridge Large Cap Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%						10.79%				14.82%
JNL/Cohen & Steers U.S. Realty Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%						5.04%			5.17%
JNL/DFA International Core Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	35.75%						10.11%		10.20%
JNL/DFA U.S. CORE EQUITY FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%						13.05%								13.54%
JNL/DFA U.S. Small Cap Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%						8.85%				8.44%
JNL/DoubleLine Core Fixed Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%						0.38%								2.34%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%						1.98%				2.64%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%						8.56%				11.04%
JNL/DoubleLine Total Return Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%						0.39%				1.59%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%						0.36%								2.37%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%						7.04%								7.25%
JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%						7.50%								7.40%
JNL/GOLDMAN SACHS 4 FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%						14.29%				12.47%
JNL/GQG Emerging Markets Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%						2.95%				6.50%
JNL/Invesco Diversified Dividend Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.64%						10.72%				8.79%
JNL/INVESCO GLOBAL GROWTH FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%						7.38%								11.16%
JNL/INVESCO SMALL CAP GROWTH FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%						(0.43%)								9.36%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%						4.65%				5.71%
JNL/JPMorgan Hedged Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%						8.91%			9.06%
JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%						4.54%								12.47%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	10.26%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%						(0.29%)								1.73%
JNL/JPMORGAN U.S. VALUE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%						12.32%								9.31%
JNL/Lazard International Quality Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%						3.17%				5.54%
JNL/Loomis Sayles Global Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.83%						9.17%			12.81%
JNL/Lord Abbett Short Duration Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%						2.57%	3.09%
JNL/Mellon Communication Services Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	33.47%						14.31%								14.21%
JNL/Mellon Consumer Discretionary Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%						7.72%								13.39%
JNL/Mellon Consumer Staples Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%						5.83%				7.40%
JNL/Mellon Dow Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%						11.24%				11.67%
JNL/Mellon Energy Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%						23.21%								7.39%
JNL/Mellon Financial Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%						14.92%								12.70%
JNL/Mellon Healthcare Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%						6.46%								9.37%
JNL/Mellon Industrials Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%						13.02%				11.78%
JNL/Mellon Information Technology Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.15%						18.96%								23.04%
JNL/Mellon Materials Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%						7.99%				7.95%
JNL/Mellon Nasdaq 100 Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%						14.99%								19.48%
JNL/Mellon Real Estate Sector Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%						4.56%				4.83%
JNL/MELLON S&P 500 INDEX FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%						14.20%								14.56%
JNL/Mellon U.S. Stock Market Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%						13.01%				13.94%
JNL/MELLON UTILITIES SECTOR FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%						10.51%				9.56%
JNL/Mellon World Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%						12.19%				12.00%
JNL/MFS MID CAP VALUE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%						10.33%								9.82%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%					7.71%
JNL/Morningstar SMID Moat Focus Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%		8.64%
JNL/Morningstar U.S. Sustainability Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%						12.84%				14.06%
JNL/Morningstar Wide Moat Index Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%						12.22%			13.55%
JNL/Neuberger Berman Commodity Strategy Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.05%						13.59%				8.32%
JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	63.16%				23.18%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%						3.32%								4.39%
JNL/Newton Equity Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%						16.54%				13.31%
JNL/PIMCO Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%						3.72%				3.98%
JNL/PIMCO Investment Grade Credit Bond Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%						(0.01%)				2.74%
JNL/PIMCO REAL RETURN FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%						1.55%								3.43%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%						4.60%								6.18%
JNL/PPM America Investment Grade Credit Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%		7.16%
JNL/PPM AMERICA TOTAL RETURN FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%						0.04%				2.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%						9.59%								7.19%
JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.53%						12.77%								11.13%
JNL/T. ROWE PRICE BALANCED FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%						7.38%				8.31%
JNL/T. Rowe Price Capital Appreciation Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%						9.33%				11.07%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.57%
JNL/T. Rowe Price Growth Stock Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%						9.52%								14.38%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%						3.83%								9.85%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%						2.21%								2.41%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%						3.66%				3.74%
JNL/T. ROWE PRICE VALUE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%						10.87%								10.88%
JNL/WCM China Quality Growth Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%				1.51%
JNL/WCM Focused International Equity Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.85%						5.12%				10.22%
JNL/Westchester Capital Event Driven Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%						3.89%				5.38%
JNL/William Blair International Leaders Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%						2.20%								5.47%
JNL/WMC BALANCED FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%						9.22%								9.57%
JNL/WMC Equity Income Fund (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.11%						12.42%				10.60%
JNL/WMC GLOBAL REAL ESTATE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%						3.31%								3.09%
JNL/WMC VALUE FUND (I)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%						11.24%								10.11%
Index S P 500 Index 4 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 5 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%						8.47%								9.78%
Index Bloomberg U S Aggregate Index 6 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Aggregate Index 27 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					0.14%
Index Morningstar Global Target Market Exposure Index S M 49 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%			11.41%
Index 70 Morningstar Global Target Market Exposure Index S M 50 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.66%						7.73%			8.75%
Index Bloomberg Global Aggregate Index 72 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%						(2.15%)								1.26%
Index Consumer Price Index 73 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%						4.46%								3.20%
Index Morningstar Global Target Market Exposure Index S M 94 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Global Target Market Exposure Index S M 122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index Morningstar Global Small Cap Target Market Exposure Index S M 123 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%						6.65%								8.93%
Index S P 500 Index 150 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%				14.82%
Index S P 500 Index 170 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Morningstar Globalex U S Target Market Exposure Index S M 190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%								8.54%
Index Morningstar Global Target Market Exposure Index S M 211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index S P 500 Index 238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Bloomberg U S Aggregate Index 258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar Emerging Markets Target Market Exposure Index S M 279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%						4.54%								8.77%
Index Morningstar Developed Marketsex North America Target Market Exposure Index S M 300 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%						9.00%								8.27%
Index Morningstar U S Market Extended Index S M 328 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index S P Mid Cap 400 Index 329 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%						9.12%								10.72%
Index Morningstar U S Market Extended Index S M 351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index S P Small Cap 600 Index 352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%						7.31%								9.81%
Index Morningstar Global Target Market Exposure Index S M 375 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Aggressive Target Risk Index S M 376 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%						9.59%				9.99%				10.89%
Index 90 Morningstar Global Target Market Exposure Index S M 377 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%						10.04%				10.26%				10.78%
Index Bloomberg U S Aggregate Index 405 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%				2.01%
Index Morningstar Conservative Target Risk Index S M 406 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%						1.81%				3.58%				3.98%
Index 20 Morningstar Global Target Market Exposure Index S M 407 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%						1.94%				3.70%				4.02%
Index Morningstar Global Target Market Exposure Index S M 436 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderately Aggressive Target Risk Index S M 437 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%						7.94%				8.79%				9.59%
Index 80 Morningstar Global Target Market Exposure Index S M 438 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%						8.89%				9.37%				9.85%
Index Bloomberg U S Aggregate Index 467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%				2.01%
Index Morningstar Moderately Conservative Target Risk Index S M 468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%						4.06%				5.60%				6.10%
Index 40 Morningstar Global Target Market Exposure Index S M 469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%						4.26%				5.64%				6.01%
Index Morningstar Global Target Market Exposure Index S M 499 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderate Target Risk Index S M 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%				7.83%
Index 60 Morningstar Global Target Market Exposure Index S M 501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%						6.57%				7.53%				7.95%
Index Morningstar Global Target Market Exposure Index S M 530 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Aggressive Target Risk Index S M 531 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%						9.59%				9.99%				10.89%
Index 63 S P 500 Index 27 Morningstar Developed Marketsex North America Target Market Exposure Index S M 532 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%						11.54%				11.64%				11.85%
Index Bloomberg U S Aggregate Index 559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%				2.01%
Index Morningstar Conservative Target Risk Index S M 560 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%						1.81%				3.58%				3.98%
Index 80 Bloomberg U S Aggregate Index 1430 S P 500 Index 570 Morningstar Developed Marketsex North America Target Market Exposure Index S M 561 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%						2.28%				4.01%				4.27%
Index Morningstar Global Target Market Exposure Index S M 589 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderately Aggressive Target Risk Index S M 590 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%						7.94%				8.79%				9.59%
Index 56 S P 500 Index 20 Bloomberg U S Aggregate Index 24 Morningstar Developed Marketsex North America Target Market Exposure Index S M 591 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.98%						10.21%				10.58%				10.79%
Index Bloomberg U S Aggregate Index 618 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%				2.01%
Index Morningstar Moderately Conservative Target Risk Index S M 619 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%						4.06%				5.60%				6.10%
Index 60 Bloomberg U S Aggregate Index 28 S P 500 Index 12 Morningstar Developed Marketsex North America Target Market Exposure Index S M 620 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%						4.90%				6.23%				6.46%
Index Morningstar Global Target Market Exposure Index S M 648 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderate Target Risk Index S M 649 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%				7.83%
Index 42 S P 500 Index 18 Morningstar Developed Marketsex North America Target Market Exposure Index S M 650 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%						7.55%				8.43%				8.65%
Index Morningstar Global Target Market Exposure Index S M 677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderately Aggressive Target Risk Index S M 678 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%						7.94%				8.79%				9.59%
Index 80 Morningstar Global Target Market Exposure Index S M 679 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%						8.89%				9.37%				9.85%
Index Bloomberg U S Aggregate Index 713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	4.57%
Index Morningstar Moderately Conservative Target Risk Index S M 714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	8.66%
Index 40 Morningstar Global Target Market Exposure Index S M 715 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%	9.33%
Index Morningstar Global Target Market Exposure Index S M 743 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderate Target Risk Index S M 744 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%				7.83%
Index 60 Morningstar Global Target Market Exposure Index S M 745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%						6.57%				7.53%				7.95%
Index Morningstar Global Target Market Exposure Index S M 779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderately Aggressive Target Risk Index S M 780 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%						7.94%				8.79%				9.59%
Index 80 Morningstar Global Target Market Exposure Index S M 781 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%						8.89%				9.37%				9.85%
Index Bloomberg U S Aggregate Index 810 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%				2.01%
Index Morningstar Moderately Conservative Target Risk Index S M 811 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%						4.06%				5.60%				6.10%
Index 40 Morningstar Global Target Market Exposure Index S M 812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%						4.26%				5.64%				6.01%
Index Morningstar Global Target Market Exposure Index S M 841 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%				11.70%
Index Morningstar Moderate Target Risk Index S M 842 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%				7.83%
Index 60 Morningstar Global Target Market Exposure Index S M 843 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%						6.57%				7.53%				7.95%
Index Morningstar Global Target Market Exposure Index S M 873 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%
Index Morningstar Moderately Aggressive Target Risk Index S M 874 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%						7.94%				8.79%
Index 80 Morningstar Global Target Market Exposure Index S M 875 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%						8.89%				9.37%
Index Bloomberg U S Aggregate Index 904 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Morningstar Moderately Conservative Target Risk Index S M 905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%						4.06%				5.60%
Index 40 Morningstar Global Target Market Exposure Index S M 906 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%						4.26%				5.64%
Index Morningstar Global Target Market Exposure Index S M 935 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%
Index Morningstar Moderate Target Risk Index S M 936 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%
Index 60 Morningstar Global Target Market Exposure Index S M 937 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%						6.57%				7.53%
Index Bloomberg U S Aggregate Index 965 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Wilshire Liquid Alternative Index S M 966 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%						3.06%								2.79%
Index Morningstar Emerging Markets Index S M 1014 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%						4.76%								8.66%
Index Bloomberg U S Aggregate Index 1049 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar L S T A U S Leveraged Loan Index S M 1050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%						6.42%								5.83%
Index Morningstar Globalex U S Target Market Exposure Index S M 1088 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%			8.10%
Index Morningstar Globalex U S Small Cap Target Market Exposure Index S M 1089 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.29%						6.18%			6.54%
Index Morningstar U S Market Extended Index S M 1130 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%						14.69%
Index Morningstar U S Mid Cap Index S M 1131 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%						8.91%						11.52%
Index Morningstar U S Market Extended Index S M 1171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Growth Extended Index S M 1172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%						4.22%								9.92%
Index Morningstar U S Market Extended Index S M 1212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Value Extended Index S M 1213 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%						10.32%								9.50%
Index Morningstar U S Target Market Exposure Index S M 1244 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%			21.02%
Index Morningstar Global Target Market Exposure Index S M 1283 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%				13.59%
Index Morningstar U S Target Market Exposure Index S M 1317 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%		15.48%
Index Morningstar Developed Markets Target Market Exposure Index S M 1349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%						12.12%								12.11%
Index 36 S P 500 Index 24 F T S E Worldex U S Index 24 I C E Bankof America Merrill Lynch Current 5 Year U S Treasury Index 16 F T S E Non U S Dollar World Government Bond Index 1350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%						6.68%								8.09%
Index Morningstar Global Target Market Exposure Index S M 1385 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index S P Global Natural Resources Index 1386 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.86%						10.61%								10.38%
Index Morningstar U S Target Market Exposure Index S M 1413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 1414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%								16.49%
Index Morningstar Developed Marketsex North America Target Market Exposure Index S M 1445 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%						9.00%								8.27%
Index Morningstar Developed Marketsex North America Value Target Market Exposure Index S M 1446 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.10%						13.23%								8.73%
Index Morningstar U S Target Market Exposure Index S M 1478 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 1479 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%				17.09%
Index Morningstar U S Target Market Exposure Index S M 1510 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%			14.44%
Index Morningstar U S R E I T Index S M 1511 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%						4.81%			5.34%
Index Morningstar Developed Marketsex U S Target Market Exposure Index S M 1543 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.95%						9.51%		9.73%
Index Morningstar U S Market Extended Index S M 1577 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Market Extended Index S M 1609 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Extended Index S M 1610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%						6.94%								9.67%
Index Bloomberg U S Aggregate Index 1641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg Global Aggregate Index 1676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%						(2.15%)							0.72%
Index Bloomberg E M U S D Aggregate Index 1677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%						1.49%							3.70%
Index S P 500 Index 1708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Bloomberg U S Aggregate Index 1738 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Aggregate Index 1784 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar Global Target Market Exposure Index S M 1826 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index S P Global Infrastructure Index 1827 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%						10.02%								8.47%
Index S P 500 Index 1855 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 50 Morningstar Dividend Composite Index S M 25 Bloomberg U S Aggregate Index 25 I C E Bof A U S High Yield Index 1856 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%						7.27%								8.58%
Index S P 500 Index 1900 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index S P 500 Value Index 1901 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%						12.96%								11.73%
Index Morningstar Emerging Markets Target Market Exposure Index S M 1931 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%						4.54%				5.97%
Index S P 500 Index 1966 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index Morningstar U S Large Mid Cap Broad Value Index S M 1967 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%				11.80%
Index Morningstar Global Target Market Exposure Index S M 1998 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index Morningstar U S Market Extended Index S M 2028 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Growth Extended Index S M 2029 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%						4.22%								9.92%
Index Morningstar Global Target Market Exposure Index S M 2061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index 60 Morningstar Global Target Market Exposure Index S M 2062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%						5.61%								7.51%
Index S P 500 Index 2097 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%			14.53%
Index C B O E S P 500 Buy Write Index 2098 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%						9.33%			6.47%
Index Morningstar U S Market Extended Index S M 2132 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Growth Index S M 2133 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%						6.07%								11.88%
Index Morningstar U S Target Market Exposure Index S M 2166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	15.30%
Index Nasdaq 100 Index 2167 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%	20.75%
Index C B O E Nasdaq 100 Buywrite Index 2168 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	11.68%
Index Bloomberg U S Aggregate Index 2203 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Government Index 2204 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%						(0.94%)								1.38%
Index Morningstar U S Target Market Exposure Index S M 2239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 2240 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Morningstar Globalex U S Target Market Exposure Index S M 2271 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%								8.54%
Index Morningstar Global Target Market Exposure Index S M 2305 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%			11.41%
Index Bloomberg U S Aggregate Index 2340 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)	0.10%
Index I C E Bof A 13 Year U S Corporate Index 2341 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%						2.49%	2.86%
Index Morningstar U S Market Extended Index S M 2376 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Communication Services Index S M 2377 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.93%						14.49%								15.10%
Index Morningstar U S Market Extended Index S M 2404 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Consumer Cyclical Index S M 2405 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%						8.06%								13.92%
Index Morningstar U S Market Extended Index S M 2439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Consumer Defensive Index S M 2440 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%						6.28%				8.37%
Index Morningstar U S Target Market Exposure Index S M 2466 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Dow Jones Industrial Average 2467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%						11.58%								13.11%
Index Morningstar U S Market Extended Index S M 2499 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Energy Index S M 2500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%						23.56%								7.89%
Index Morningstar U S Market Extended Index S M 2526 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Financial Services Index S M 2527 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%						14.74%								13.91%
Index Morningstar U S Market Extended Index S M 2555 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Healthcare Index S M 2556 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%						6.76%								9.54%
Index Morningstar U S Market Extended Index S M 2583 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Industrials Index S M 2584 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%						13.35%				12.16%
Index Morningstar U S Market Extended Index S M 2613 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Technology Index S M 2614 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%						19.33%								23.29%
Index Morningstar U S Market Extended Index S M 2643 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Basic Materials Index S M 2644 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%						8.49%				8.74%
Index Morningstar U S Target Market Exposure Index S M 2675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Nasdaq 100 Index 2676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%						15.30%								19.70%
Index Morningstar U S Market Extended Index S M 2708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Real Estate Index S M 2709 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%						4.70%				5.07%
Index S P 500 Index 2734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Morningstar U S Market Extended Index S M 2766 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Market Index S M 2767 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%						13.29%				14.29%
Index Morningstar U S Market Extended Index S M 2799 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Utilities Index S M 2800 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%						10.90%								11.11%
Index Morningstar Developed Markets Target Market Exposure Index S M 2824 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%						12.12%								12.11%
Index Morningstar U S Market Extended Index S M 2865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Value Index S M 2866 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%						11.45%								10.79%
Index Morningstar Developed Markets Target Market Exposure Index S M 2904 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%					10.67%
Index Morningstar Developed Markets Pitch Book Listed Private Equity Index S M 2905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%					8.35%
Index Morningstar U S Market Extended Index S M 2938 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%		20.18%
Index Morningstar U S Small Mid Cap Moat Focus Index S M 2939 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%		9.50%
Index Morningstar U S Small Mid Cap Index 2940 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%		12.78%
Index Morningstar U S Target Market Exposure Index S M 2973 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%					14.96%
Index Morningstar U S Sustainability Index S M 2974 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%						12.94%					14.12%
Index Morningstar U S Large Mid Cap Index S M 2975 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%						13.71%					14.86%
Index S P 500 Index 3013 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%			14.53%
Index Morningstar Wide Moat Focus Index S M 3014 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%						12.71%			14.06%
Index Morningstar Global Target Market Exposure Index S M 3044 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index Bloomberg Commodity Index 3045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%						10.64%								5.73%
Index Morningstar Global Target Market Exposure Index S M 3086 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%				13.59%
Index Bloomberg Gold Subindex 3087 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	62.46%				23.57%
Index Bloomberg U S Aggregate Index 3126 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar U S Target Market Exposure Index S M 3167 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 3168 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Bloomberg U S Aggregate Index 3199 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Bloomberg U S Aggregate Index 3234 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Credit Index 3235 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%						(0.05%)								3.15%
Index Bloomberg U S Aggregate Index 3270 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Treasury U S T I P S Index 3271 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%						1.13%								3.09%
Index Bloomberg U S Aggregate Index 3305 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S High Yield 2 Issuer Cap Index 3306 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%						4.50%								6.52%
Index Bloomberg U S Aggregate Index 3338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		7.12%
Index Bloomberg U S Credit Index 3339 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%		7.72%
Index Bloomberg U S Aggregate Index 3373 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar U S Market Extended Index S M 3409 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index R A F I Fundamental U S Small Company Index 3410 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%						9.93%								10.38%
Index Morningstar U S Small Cap Extended Index S M 3411 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%						6.94%								9.67%
Index Morningstar U S Market Extended Index S M 3443 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index R A F I Multi Factor U S Index 3444 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%						13.16%								12.61%
Index Morningstar Global Target Market Exposure Index S M 3477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index Morningstar Moderate Target Risk Index S M 3478 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%								7.83%
Index 45 S P 500 Index 20 Morningstar Developed Marketsex North America Target Market Exposure Index S M 3479 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%						8.19%								9.16%
Index S P 500 Index 3514 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 3515 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%						8.47%								9.78%
Index S P 500 Index 3555 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	15.26%
Index S P 500 Index 3594 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 3595 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%								16.49%
Index Morningstar U S Market Extended Index S M 3632 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Growth Index S M 3633 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%						6.07%								11.88%
Index Bloomberg U S Aggregate Index 3671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg 13 Yr Gov Credit Index 3672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%						1.97%								2.09%
Index Bloomberg U S Aggregate Index 3713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)							1.77%
Index Bloomberg U S High Yield 2 Issuer Cap Index 3714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%						4.50%							6.05%
Index Morningstar U S Target Market Exposure Index S M 3746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 3747 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Morningstar Emerging Markets Target Market Exposure Index S M 3787 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%				10.03%
Index Morningstar China Index S M 3788 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.44%				8.71%
Index Morningstar Globalex U S Target Market Exposure Index S M 3817 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%								8.54%
Index Bloomberg U S Aggregate Index 3848 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Wilshire Liquid Alternative Event Driven Index S M 3849 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%						1.61%								2.55%
Index Morningstar Globalex U S Target Market Exposure Index S M 3887 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%								8.54%
Index S P 500 Index 3917 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 65 S P 500 Index 35 Bloomberg U S Aggregate Index 3918 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%						9.21%								10.42%
Index Morningstar U S Target Market Exposure Index S M 3952 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar Dividend Composite Index S M 3953 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%						12.45%				11.92%
Index Morningstar Global Target Market Exposure Index S M 3985 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index F T S E E P R A N A R E I T Developed Index 3986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%						2.76%								3.25%
Index Morningstar U S Target Market Exposure Index S M 4015 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 4016 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Bloomberg U S Aggregate Index 964 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					0.14%
Index Morningstar Emerging Markets Target Market Exposure Index S M 998 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%					3.71%
Index Morningstar Developed Marketsex North America Target Market Exposure Index S M 1029 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%					7.97%
Index Morningstar U S Market Extended Index S M 1064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%					11.36%
Index S P Mid Cap 400 Index 1065 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%					5.67%
Index Morningstar U S Market Extended Index S M 1097 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%					11.36%
Index S P Small Cap 600 Index 1098 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%					3.51%
Index Bloomberg U S Aggregate Index 1130 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Wilshire Liquid Alternative Index S M 1131 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%						3.06%				2.68%
Index Morningstar Emerging Markets Index S M 1179 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%						4.76%								8.66%
Index Bloomberg U S Aggregate Index 1214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Morningstar L S T A U S Leveraged Loan Index S M 1215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%						6.42%				5.48%
Index Morningstar Globalex U S Target Market Exposure Index S M 1253 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%			8.10%
Index Morningstar Globalex U S Small Cap Target Market Exposure Index S M 1254 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.29%						6.18%			6.54%
Index Morningstar U S Market Extended Index S M 1295 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Mid Cap Index S M 1296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%						8.91%				10.86%
Index Morningstar U S Market Extended Index S M 1336 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Growth Extended Index S M 1337 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%						4.22%								9.92%
Index Morningstar U S Market Extended Index S M 1377 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Value Extended Index S M 1378 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%						10.32%								9.50%
Index Morningstar U S Target Market Exposure Index S M 1409 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%			21.02%
Index S P 500 Index 1448 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index Morningstar Global Target Market Exposure Index S M 1479 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%				13.59%
Index Morningstar U S Target Market Exposure Index S M 1513 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%		15.48%
Index Morningstar Developed Markets Target Market Exposure Index S M 1545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%						12.12%								12.11%
Index 36 S P 500 Index 24 F T S E Worldex U S Index 24 I C E Bankof America Merrill Lynch Current 5 Year U S Treasury Index 16 F T S E Non U S Dollar World Government Bond Index 1546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%						6.68%								8.09%
Index Morningstar Global Target Market Exposure Index S M 1581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index S P Global Natural Resources Index 1582 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.86%						10.61%								10.38%
Index Morningstar U S Target Market Exposure Index S M 1609 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 1610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%								16.49%
Index Morningstar Developed Marketsex North America Target Market Exposure Index S M 1641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%						9.00%								8.27%
Index Morningstar Developed Marketsex North America Value Target Market Exposure Index S M 1642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.10%						13.23%								8.73%
Index Morningstar U S Target Market Exposure Index S M 1674 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 1675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%				17.09%
Index Morningstar U S Target Market Exposure Index S M 1706 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%			14.44%
Index Morningstar U S R E I T Index S M 1707 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%						4.81%			5.34%
Index Morningstar Developed Marketsex U S Target Market Exposure Index S M 1739 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.95%						9.51%		9.73%
Index Morningstar U S Market Extended Index S M 1773 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Market Extended Index S M 1805 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Small Cap Extended Index S M 1806 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%						6.94%				8.36%
Index Bloomberg U S Aggregate Index 1837 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg Global Aggregate Index 1872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%						(2.15%)				0.46%
Index Bloomberg E M U S D Aggregate Index 1873 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%						1.49%				2.96%
Index S P 500 Index 1904 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index Bloomberg U S Aggregate Index 1934 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Bloomberg U S Aggregate Index 1980 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar Global Target Market Exposure Index S M 2022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index S P Global Infrastructure Index 2023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%						10.02%								8.47%
Index S P 500 Index 2051 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 50 Morningstar Dividend Composite Index S M 25 Bloomberg U S Aggregate Index 25 I C E Bof A U S High Yield Index 2052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%						7.27%								8.58%
Index S P 500 Index 2096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index S P 500 Value Index 2097 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%						12.96%				11.17%
Index Morningstar Emerging Markets Target Market Exposure Index S M 2127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%						4.54%				5.97%
Index S P 500 Index 2162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index Morningstar U S Large Mid Cap Broad Value Index S M 2163 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%				11.80%
Index Morningstar Global Target Market Exposure Index S M 2194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index Morningstar U S Market Extended Index S M 2224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Small Cap Broad Growth Extended Index S M 2225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%						4.22%								9.92%
Index Morningstar Global Target Market Exposure Index S M 2257 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%
Index 60 Morningstar Global Target Market Exposure Index S M 2258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%						5.61%				6.85%
Index S P 500 Index 2293 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%			14.53%
Index C B O E S P 500 Buy Write Index 2294 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%						9.33%			6.47%
Index Morningstar U S Market Extended Index S M 2328 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Growth Index S M 2329 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%						6.07%								11.88%
Index Morningstar U S Target Market Exposure Index S M 2362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	15.30%
Index Nasdaq 100 Index 2363 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%	20.75%
Index C B O E Nasdaq 100 Buywrite Index 2364 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	11.68%
Index Bloomberg U S Aggregate Index 2399 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Government Index 2400 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%						(0.94%)								1.38%
Index Morningstar U S Target Market Exposure Index S M 2435 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 2436 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Morningstar Globalex U S Target Market Exposure Index S M 2467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%				7.32%
Index Morningstar Global Target Market Exposure Index S M 2501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%			11.41%
Index Bloomberg U S Aggregate Index 2536 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)	0.10%
Index I C E Bof A 13 Year U S Corporate Index 2537 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%						2.49%	2.86%
Index Morningstar U S Market Extended Index S M 2572 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Communication Services Index S M 2573 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.93%						14.49%								15.10%
Index Morningstar U S Market Extended Index S M 2600 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Consumer Cyclical Index S M 2601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%						8.06%								13.92%
Index Morningstar U S Market Extended Index S M 2635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Consumer Defensive Index S M 2636 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%						6.28%				8.37%
Index Morningstar U S Target Market Exposure Index S M 2662 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Dow Jones Industrial Average 2663 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%						11.58%				12.01%
Index Morningstar U S Market Extended Index S M 2695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Energy Index S M 2696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%						23.56%								7.89%
Index Morningstar U S Market Extended Index S M 2722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Financial Services Index S M 2723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%						14.74%								13.91%
Index Morningstar U S Market Extended Index S M 2751 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Healthcare Index S M 2752 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%						6.76%								9.54%
Index Morningstar U S Market Extended Index S M 2779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Industrials Index S M 2780 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%						13.35%				12.16%
Index Morningstar U S Market Extended Index S M 2809 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Technology Index S M 2810 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%						19.33%								23.29%
Index Morningstar U S Market Extended Index S M 2839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Basic Materials Index S M 2840 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%						8.49%				8.74%
Index Morningstar U S Target Market Exposure Index S M 2871 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Nasdaq 100 Index 2872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%						15.30%								19.70%
Index Morningstar U S Market Extended Index S M 2904 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Real Estate Index S M 2905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%						4.70%				5.07%
Index S P 500 Index 2930 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Morningstar U S Market Extended Index S M 2962 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Market Index S M 2963 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%						13.29%				14.29%
Index Morningstar U S Market Extended Index S M 2995 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%				14.16%
Index Morningstar U S Utilities Index S M 2996 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%						10.90%				9.93%
Index Morningstar Developed Markets Target Market Exposure Index S M 3020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%						12.12%				11.85%
Index Morningstar U S Market Extended Index S M 3061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Value Index S M 3062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%						11.45%								10.79%
Index Morningstar Developed Markets Target Market Exposure Index S M 3100 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%					10.67%
Index Morningstar Developed Markets Pitch Book Listed Private Equity Index S M 3101 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%					8.35%
Index Morningstar U S Market Extended Index S M 3134 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%		20.18%
Index Morningstar U S Small Mid Cap Moat Focus Index S M 3135 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%		9.50%
Index Morningstar U S Small Mid Cap Index 3136 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%		12.78%
Index Morningstar U S Target Market Exposure Index S M 3169 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar U S Sustainability Index S M 3170 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%						12.94%				13.93%
Index Morningstar U S Large Mid Cap Index S M 3171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%						13.71%				14.68%
Index S P 500 Index 3209 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%			14.53%
Index Morningstar Wide Moat Focus Index S M 3210 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%						12.71%			14.06%
Index Morningstar Global Target Market Exposure Index S M 3240 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%
Index Bloomberg Commodity Index 3241 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%						10.64%				5.85%
Index Morningstar Global Target Market Exposure Index S M 3282 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%				13.59%
Index Bloomberg Gold Subindex 3283 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	62.46%				23.57%
Index Bloomberg U S Aggregate Index 3322 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Morningstar U S Target Market Exposure Index S M 3363 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar U S Large Mid Cap Broad Value Index S M 3364 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%				11.80%
Index Bloomberg U S Aggregate Index 3395 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Bloomberg U S Aggregate Index 3430 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Bloomberg U S Credit Index 3431 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%						(0.05%)				2.52%
Index Bloomberg U S Aggregate Index 3466 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S Treasury U S T I P S Index 3467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%						1.13%								3.09%
Index Bloomberg U S Aggregate Index 3501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg U S High Yield 2 Issuer Cap Index 3502 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%						4.50%								6.52%
Index Bloomberg U S Aggregate Index 3534 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		7.12%
Index Bloomberg U S Credit Index 3535 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%		7.72%
Index Bloomberg U S Aggregate Index 3569 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Morningstar U S Market Extended Index S M 3605 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index R A F I Fundamental U S Small Company Index 3606 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%						9.93%								10.38%
Index Morningstar U S Small Cap Extended Index S M 3607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%						6.94%								9.67%
Index Morningstar U S Market Extended Index S M 3639 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index R A F I Multi Factor U S Index 3640 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%						13.16%								12.61%
Index Morningstar Global Target Market Exposure Index S M 3673 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%				11.15%
Index Morningstar Moderate Target Risk Index S M 3674 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%						5.95%				7.18%
Index 45 S P 500 Index 20 Morningstar Developed Marketsex North America Target Market Exposure Index S M 3675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%						8.19%				8.94%
Index S P 500 Index 3710 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%				14.82%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 3711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%						8.47%				9.69%
Index S P 500 Index 3751 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	15.26%
Index S P 500 Index 3790 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index Morningstar U S Large Mid Cap Broad Growth Index S M 3791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%						13.44%								16.49%
Index Morningstar U S Market Extended Index S M 3828 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%						13.13%								14.31%
Index Morningstar U S Mid Cap Broad Growth Index S M 3829 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%						6.07%								11.88%
Index Bloomberg U S Aggregate Index 3867 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)								2.01%
Index Bloomberg 13 Yr Gov Credit Index 3868 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%						1.97%								2.09%
Index Bloomberg U S Aggregate Index 3909 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Bloomberg U S High Yield 2 Issuer Cap Index 3910 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%						4.50%				5.07%
Index Morningstar U S Target Market Exposure Index S M 3942 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 3943 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%
Index Morningstar Emerging Markets Target Market Exposure Index S M 3983 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%				10.03%
Index Morningstar China Index S M 3984 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.44%				8.71%
Index Morningstar Globalex U S Target Market Exposure Index S M 4013 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%				7.32%
Index Bloomberg U S Aggregate Index 4044 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%						(0.36%)				1.72%
Index Wilshire Liquid Alternative Event Driven Index S M 4045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%						1.61%				2.38%
Index Morningstar Globalex U S Target Market Exposure Index S M 4083 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.87%						8.05%								8.54%
Index S P 500 Index 4113 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%						14.42%								14.82%
Index 65 S P 500 Index 35 Bloomberg U S Aggregate Index 4114 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%						9.21%								10.42%
Index Morningstar U S Target Market Exposure Index S M 4148 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%				14.76%
Index Morningstar Dividend Composite Index S M 4149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%						12.45%				11.92%
Index Morningstar Global Target Market Exposure Index S M 4181 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%						11.20%								11.70%
Index F T S E E P R A N A R E I T Developed Index 4182 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%						2.76%								3.25%
Index Morningstar U S Target Market Exposure Index S M 4211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%						13.88%								14.77%
Index Morningstar U S Large Mid Cap Broad Value Index S M 4212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%						13.38%								12.50%